Short Term Notes Payable	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
Note 5      Short Term Notes Payable

Description	September 30, 2016	December 31, 2015
Note payable - Credit line, payable to Ascentium Capital, bearing interest at 24% per annum, unsecured, paid in full in February 2016.	$-	$6,706
Note payable – Orchard Street Funding – This loan was paid off in January, 2016	-	45,240
Note payable – other bearing interest at 12% per annum, unsecured, demand note.	-	59,832
Merchant Note payable to Web Bank, borrowed 2-1-16, bearing interest at 23% per annum, unsecured, matures in March, 2017. (2)	85,256	-
Merchant Note payable to Quarterspot Lending, borrowed 6-27-16, bearing interest at 31% per annum, unsecured, matures in September, 2017. (3)	38,360	-
Merchant note payable to Premier Capital Funding, borrowed 7-12-16, bearing interest at 29% per annum, unsecured, maturing November 28, 2016. (4)	37,138
Total	$160,754	$111,778

On February 1, 2016, the Company financed operations with a loan in the amount of $150,000 from WebBank.  The note is an open credit line with interest rate of 23% maturing in March of 2017.  A portion of the loan was used to pay off a credit loan from Orchard Street Funding in the amount of $$44,061.  On August 22, 2016, the Company ceased making payments on this loan and at September 30, 2016 the Company owed $82,010 in principal and accrued interest of $3,246 for a total balance due of $85,256. This loan is personally guaranteed by an Officer of the Company. No default notice has been received by the Company on the loan as of November  16, 2016.

On June 28, 2016, the Company financed operations with a loan in the amount of $43,500 from Quarterspot, a lending institution. The note is an open line with interest rate of approximately 31% maturing in September of 2017. On August 22, 2016, the Company ceased making payments on this loan.  As of September 30, 2016, the Company owed $36,097 in principal and accrued interest of $2,263, resulting in a balance of $38,360.  This loan is not personally guaranteed by an Officer of the Company.  No default notice has been received by the Company on the loan as of November 16, 2016.

On July 12, 2016, the Company financed operations with a loan in the amount of $45,000 from Premier Capital Funding, LLC, a lending institution. The note is an open line with interest rate of approximately 29% maturing in November 28, 2016. On August 22, 2016, the Company ceased making payments on this loan.  The Company owed $35,363 in principal and accrued interest of $1,815 and had a total balance of $37,178 as of September 30, 2016.  This loan is personally guaranteed by an Officer of the Company.  No default notice has been received by the Company on the loan as of November 16, 2016.

As indicated above, on August 22, 2016, the Company ceased payments on all three of the above notes and has been negotiating more favorable payment arrangements and payoff consolidation of this debt.  If the Company is not successful in this process the note holders may take legal action to collect to collect their respective debt against the Company and/or its officers.